EQUITY (Q3) (Detail Textuals) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2017	Mar. 31, 2016	Jun. 30, 2016	Jun. 30, 2014	Jun. 30, 2015
Class Of Warrant Or Right [Line Items]
Exercise price per share				$ 2.6058		$ 2.6058
Proceed from exercise of common stock warrants	$ 1,652	$ 6,193	$ 1,681	$ 4,918	$ 2,362
Warrants
Class Of Warrant Or Right [Line Items]
Number of warrants issued subject to cashless exercise		24,733
Number of warrants exercised		2,376,675
Exercise price per share		$ 2.6058
Cashless exercise price per share		$ 2.10
Proceed from exercise of common stock warrants		$ 6,200